SHAREHOLDERS EQUITY and NON-CONTROLLING INTERESTS (Details 2) - Non-controlling interests shares in Thousands, $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($) shares
Purchases Of Noncontrolling Interests [Line Items]
Cash	$ 19,643
Seller's notes	8,885
Class D units	5,475
Forgiveness of shareholder advance	100
Total consideration	34,103
Carrying value on transaction date	13,832
Increase (decrease) in contributed capital	$ (20,271)
Class D units issued | shares	883
HSCP Oregon
Purchases Of Noncontrolling Interests [Line Items]
Cash	$ 400
Seller's notes	0
Class D units	0
Forgiveness of shareholder advance	100
Total consideration	500
Carrying value on transaction date	(953)
Increase (decrease) in contributed capital	$ (1,453)
Ownership percentage purchased	51.00%
Class D units issued | shares	0
MMRC
Purchases Of Noncontrolling Interests [Line Items]
Cash	$ 203
Seller's notes	0
Class D units	0
Forgiveness of shareholder advance	0
Total consideration	203
Carrying value on transaction date	(15)
Increase (decrease) in contributed capital	$ (218)
Ownership percentage purchased	20.00%
Class D units issued | shares	0
Cannabliss
Purchases Of Noncontrolling Interests [Line Items]
Cash	$ 301
Seller's notes	760
Class D units	250
Forgiveness of shareholder advance	0
Total consideration	1,311
Carrying value on transaction date	100
Increase (decrease) in contributed capital	$ (1,211)
Ownership percentage purchased	35.00%
Class D units issued | shares	40
Impire
Purchases Of Noncontrolling Interests [Line Items]
Cash	$ 0
Seller's notes	0
Class D units	2,500
Forgiveness of shareholder advance	0
Total consideration	2,500
Carrying value on transaction date	2,379
Increase (decrease) in contributed capital	$ (121)
Ownership percentage purchased	20.00%
Class D units issued | shares	403
MA RMDS
Purchases Of Noncontrolling Interests [Line Items]
Cash	$ 1,364
Seller's notes	7,000
Class D units	1,000
Forgiveness of shareholder advance	0
Total consideration	9,364
Carrying value on transaction date	26
Increase (decrease) in contributed capital	$ (9,338)
Ownership percentage purchased	49.00%
Class D units issued | shares	161
WPMC
Purchases Of Noncontrolling Interests [Line Items]
Cash	$ 875
Seller's notes	1,125
Class D units	1,725
Forgiveness of shareholder advance	0
Total consideration	3,725
Carrying value on transaction date	$ 5,974
Ownership percentage purchased	13.00%
Class D units issued | shares	279
PWPA
Purchases Of Noncontrolling Interests [Line Items]
Cash	$ 16,500
Seller's notes	0
Class D units	0
Forgiveness of shareholder advance	0
Total consideration	16,500
Carrying value on transaction date	$ 6,321
Ownership percentage purchased	50.00%
Class D units issued | shares	0